Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2020
Other comprehensive income (loss)
Other comprehensive income (loss)

24.    Other comprehensive income (loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2020, 2019, and 2018 are as follows:

Other comprehensive income (loss)

in € THOUS

	2020			2019			2018

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	58,166	—	58,166	—	—	—	—	—	—
FVOCI equity investments	19,439	(2,326)	17,113	—	—	—	—	—	—
Actuarial gain (loss) on defined benefit pension plans	4,176	(1,191)	2,985	(99,613)	30,245	(69,368)	(28,070)	7,713	(20,357)

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment	(1,359,397)	—	(1,359,397)	263,835	—	263,835	327,317	—	327,317
FVOCI debt securities	29,096	(5,048)	24,048	—	—	—	—	—	—
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedging reserve during the period	6,123	(1,839)	4,284	(15,996)	3,892	(12,104)	4,924	(1,301)	3,623
Cost of hedging	(2,062)	608	(1,454)	(1,473)	460	(1,013)	(2,244)	603	(1,641)
Reclassification adjustments	(1,282)	482	(800)	5,836	(1,678)	4,158	20,880	(6,036)	14,844
Total other comprehensive income (loss) relating to cash flow hedges	2,779	(749)	2,030	(11,633)	2,674	(8,959)	23,560	(6,734)	16,826
Other comprehensive income (loss)	(1,245,741)	(9,314)	(1,255,055)	152,589	32,919	185,508	322,807	979	323,786